Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

15. Commitments and Contingencies

Future gross minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation, including vessels under a lease (Note 4) as of December 31, 2025, are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early redelivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

As of
December 31,
Period	2025
Not later than one year	123,559
Later than one year and not later than two years	95,323
Later than two years and not later than three years	85,611
Later than three years and not later than four years	28,540
Later than four years and not later than five years	6,371
Total	339,404

As of December 31, 2025, the Partnership has an estimated compliance surplus of 3,185tCO2 e, under the Fuel EU Maritime Regulation.

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.